Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements
Supplemental Cash Flow Information

(Millions)	2015	2014	2013
Cash income tax payments, net of refunds	$2,331	$1,968	$1,803
Cash interest payments	134	178	169
Capitalized interest	13	15	21